MFS® CORE EQUITY SERIES	MFS® RESEARCH BOND SERIES
MFS® GLOBAL EQUITY SERIES	MFS® RESEARCH INTERNATIONAL SERIES
MFS® GROWTH SERIES	MFS® RESEARCH SERIES
MFS® HIGH INCOME SERIES	MFS® STRATEGIC INCOME SERIES
MFS® INVESTORS GROWTH STOCK SERIES	MFS® TOTAL RETURN SERIES
MFS® INVESTORS TRUST SERIES	MFS® UTILITIES SERIES
MFS® MID CAP GROWTH SERIES	MFS® VALUE SERIES
MFS® NEW DISCOVERY SERIES

As of December 17, 2012, any reference made to 500 Boylston Street, Boston, MA 02116 is restated as the following: 111 Huntington Avenue, Boston, MA 02199.